PROVISIONS AND CONTINGENT PROVISIONS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance at beginning	$ 303,798	$ 292,210
Provisions established		291,513
Application of provisions		(224,907)
Provisions released		(55,018)
Reclassifications
Other
Balance at end	305,271	303,798
Personnel Salaries And Expenses [Member]
Disclosure of other provisions [line items]
Balance at beginning	97,576	72,592
Provisions established	80,912	106,687
Application of provisions	(72,975)	(81,703)
Provisions released	(3,195)
Reclassifications
Other	(8,939)
Balance at end	93,379	97,576
Mandatory Dividends [Member]
Disclosure of other provisions [line items]
Balance at beginning	168,840	142,815
Provisions established	178,600	168,840
Application of provisions		(142,815)
Provisions released	(168,840)
Reclassifications
Other
Balance at end	178,600	168,840
Contingencies [Member]
Disclosure of other provisions [line items]
Balance at beginning	27,303	65,404
Provisions established	19,447	8,645
Application of provisions	(4,431)	(389)
Provisions released	(33,356)	(46,357)
Reclassifications
Other
Balance at end	$ 8,963	$ 27,303